INTANGIBLE ASSETS, NET (Details Narrative)			2 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended
		Feb. 16, 2022 item	Apr. 30, 2022 item	Feb. 16, 2022 USD ($) item	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2023 USD ($) item		Dec. 31, 2022 USD ($) item		Dec. 31, 2021 USD ($)	Dec. 20, 2022 item	Dec. 15, 2022 item
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received, carrying amount						$ 288,419 [1]	$ 705,309	[1]	$ 288,419	[1]	$ 7,277,717
Mined out	[2]						285,928		327,605
Impairment of intangible assets							4,248,085		3,144,053		$ 1,292,568
Book value of bitcoins transferred to other unknown wallets									3,469,762
Impairment of assets	[3]						3,944,809		2,326,444
Others Cryptocurrencies [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets				$ 784,788	$ 790,652		$ 303,276
Tether [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets				5,864
Bitcion Cryptocurrencies [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies held | item		95.23843	10.99718523				125.8584797
Impairment of assets				$ 784,788		$ 2,326,444			$ 3,111,232
USD Coin Cryptocurrencies [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies held | item		2,005,537.5					2,005,537.50
Filecoin [Member]
Indefinite-Lived Intangible Assets [Line Items]
mined out | item						104,762.0706	247,811.36		104,762.0706
Number of cryptocurrencies received, carrying amount						$ 288,419	$ 705,309		$ 288,419
Impairment of intangible assets							$ 303,276
Filecoin [Member] | Huangtong International Co Ltd [Member]
Indefinite-Lived Intangible Assets [Line Items]
mined out | item							79,780
Filecoin [Member] | Physical Mining Business [Member]
Indefinite-Lived Intangible Assets [Line Items]
mined out | item		7.86772699		7.86772699		115.49	64,340.29		115.49
Mined out				$ 327,257			$ 285,928		$ 348
Filecoin [Member] | Asset Purchase Agreement [Member] | Huangtong International Co Ltd [Member]
Indefinite-Lived Intangible Assets [Line Items]
mined out | item						115.49	104,646.58		115.49			104,646.5806	104,646.5806
Filecoin [Member] | Asset Purchase Agreement [Member] | Physical Mining Business [Member]
Indefinite-Lived Intangible Assets [Line Items]
mined out | item							64,455.78

[1]	Crypto assets for general investment
[2]	During 2023, the Company mined out 64,340.29 Filecoins from the Filecoin physical mining business, and the Company recognized a total revenue of $285,928 based on the lowest transaction price on the Coinbase platform on the day of receiving the Filecoin rewards.
[3]	As of April 22, 2024, the Company has not made positive progress in recovering its crypto assets out of control. Although it is considered inappropriate from a legal perspective for the Sheyang County Public Security Bureau to implement seizure procedures on the Company’s crypto assets, the Company still cannot estimate the time it may take to recover those crypto assets. Therefore, the Company has decided to make a provision for impairment of all the crypto assets out of control, with the impairment amount of $3,944,809 for the year ended December 31, 2023, to eliminate the potential significant uncertainty on the financial statements.